Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Notes Payable

Notes payable represents the following at March 31, 2021:

Note payable dated May 17, 2019 for $30,000, with interest at 5% per annum and due on April 30, 2020. The Note and accrued interest totaled $31,791 were settled by the issuance of 242,407 common shares of the Company at a price of $0.131 per share. The shares were valued at $0.33 per share based on the market price at the settlement date. Accordingly, the Company recorded loss on loan settlement of $48,203 during the year ended December 31, 2020.	$30,000
Less: Settlement	(30,000)
	0	(1)

Note payable to an individual dated July 8, 2019 for $40,000, with interest at 8% per annum and due on July 8, 2020. The Note is a convertible promissory note. The Note holder has the right to convert all or any portion of the principal amount and accrued interest due on the Note into the shares issued under the Company’s qualified Regulation A offering circular (the “Offering Statement”), at the offering price of such offering ($0.50 per share). The Note is currently past due.	40,000	(2)

Note payable to a financial group dated August 26, 2019 for $75,000, with interest at 12% per annum and due on August 26, 2020. The Note is a convertible promissory note in the event of default. The Note holder has the right to convert all or any portion of the principal amount and accrued interest due on the Note into the shares of the Company at the price equal to 50% of the lowest trading price on the primary trading market on which the Company’s common stock is quoted for the last ten (10) trading days immediately prior to but not including the conversion date.
During the year ended December 31, 2020, principal and accrued interest totaling $86,100 was converted into 713,250 common shares of the Company within the terms of the note.	75,000
Less: conversion	(75,000)
	0	(3)

Note payable dated October 15, 2019 for $75,000, with interest at 10% per annum and due on July 15, 2020. The Note is a convertible promissory note. The Note holder has the right to convert all or any portion of the principal amount and accrued interest due on the Note into the shares under the Offering Statement at the offering price. Furthermore, the Company issued 10,000 shares of the Company’s common stock to the unrelated party investor as further consideration to enter into the loan with the Company. During the year ended December 31, 2020, principal and accrued interest totaling $83,233 was converted into 1,503,883 common shares of the Company within the terms of the note.	75,000
Less: conversion	(75,000)
	0	(4)

Note payable of $78,750 dated October 28, 2019 for cash of $75,000, with interest at 10% per annum and due on October 28, 2020. The Note is a convertible promissory note. The conversion price is equal to the lesser of (i) the price per share of common stock sold to investors in the Offering Statement ($0.50 per share), or (ii) a variable conversion price equal to 60% multiplied by the lowest trading price for the common stock during the ten (10) trading day period ending on the latest completed trading day prior to the conversion date, representing a discount rate of 40%. The Note and accrued interest totaling $84,620 was converted into 1,119,309 common shares of the Company within the terms of the note during the year ended December 31, 2020. Accordingly, the unamortized discount as of the conversion date in the amount of $62,652 was expensed.	78,750
Less: conversion	(78,750)
	0	(5)

Note payable of $78,750 dated October 28, 2019 for cash of $75,000, with interest at 10% per annum and due on October 28, 2020. The Note is a convertible promissory note. The conversion price equals the lesser of (i) the price per share of common stock sold to investors in the Offering Statement ($0.50 per share), or (ii) a variable conversion price equal to 60% multiplied by the lowest trading price for the common stock during the ten (10) trading day period ending on the latest completed trading day prior to the conversion date, representing a discount rate of 40%. The Note and accrued interest totaling $84,529 was converted into 1,080,808 common shares of the Company within the terms of the note during the year ended December 31, 2020. Accordingly, the unamortized discount as of the conversion date in the amount of $57,130 was expensed.	78,750
Less: conversion	(78,750)
	0	(6)

Note payable of $78,750 dated October 28, 2019 for cash of $75,000, with interest at 10% per annum and due on October 28, 2020. The Note is a convertible promissory note. The conversion price equals the lesser of (i) the price per share of common stock sold to investors in the Offering Statement ($0.50 per share), or (ii) a variable conversion price equal to 60% multiplied by the lowest trading price for the common stock during the ten (10) trading day period ending on the latest completed trading day prior to the conversion date, representing a discount rate of 40%. The Note and accrued interest totaling $84,620 was converted into 1,119,309 common shares of the Company within the terms of the note during the year ended December 31, 2020. Accordingly, the unamortized discount as of the conversion date in the amount of $62,652 was expensed.	78,750
Less: conversion	(78,750)
	0	(7)

On October 18, 2019, Legend Nutrition, Inc. (“Legend”), a wholly-owned subsidiary of the Company, entered into an Asset Purchase Agreement with David Morales to acquire all of the assets associated with and related to a retail vitamin, supplements and nutrition store located in McKinney, Texas. Pursuant to the Asset Purchase Agreement, Legend purchased a variety of assets including software, contracts, bank and merchant accounts, products, inventory, computers, security systems and other intellectual properties (the “Assets”). For consideration of the Assets, Legend issued to Mr. Morales a promissory note in the amount of $75,000 bearing an interest rate of five percent (5%) per annum and with a maturity date of one year (October 18, 2020). The Note and accrued interest totaling $ 81,657 was settled by the issuance of 889,979 common shares of the Company. The shares were valued at $0.21 per share based on the market price at the settlement date. Accordingly, the Company recorded a loss on loan settlement of $889,979 during the year ended December 31, 2020.	75,000
Less: Settlement	(75,000)
	0	(8)

Note payable of $157,500 dated February 24, 2020 for cash of $150,000, net of original issue discount of $7,500, with interest at 8% per annum and due on February 24, 2021. The Note is a convertible promissory note. The conversion price equals 60% of the lowest daily volume weighted average price (VWAP) for the common stock during the ten (10) trading day period prior to and including the conversion date, representing a discount rate of 40%. %. The Note and accrued interest totaling $166,362 was converted into 3,071,819 common shares of the Company within the terms of the note during the year ended December 31, 2020.	157,500	(9)
Less: Conversion	(157,500)
	0

Note payable of $88,000 dated April 20, 2020 for cash of $88,000, with interest at 8% per annum and due on April 20, 2021. The annual interest rate will increase to 22% if in default. The Note is a convertible promissory note. The conversion price equals 61% of the lowest daily volume weighted average price (VWAP) for the common stock during the ten (10) trading day period prior to the conversion date, representing a discount rate of 39%. The Note and accrued interest totaling $140,968 was converted into 2,232,298 common shares of the Company within the terms of the note during the year ended December 31, 2020.	88,000	(10)
Less: Conversion	(88,000)
	0

Note payable of $105,000 dated April 30, 2020 for cash of $100,000, net of original issue discount of $5,000, with interest at 8% per annum and due on April 30, 2021. The annual interest rate will increase to 15% if in default. The Note is a convertible promissory note. The conversion price equals the lower of $0.50 per share or 60% of the lowest daily volume weighted average price (VWAP) for the common stock during the ten (10) trading day period prior to the conversion date, representing a discount rate of 40%. The Note and accrued interest totaling $109,200 was converted into 1,511,000 common shares of the Company within the terms of the note during the year ended December 31, 2020.	105,000	(11)
Less: Conversion	(105,000)
	0

Note payable of $53,000 dated May 19, 2020 for cash of $53,000, with interest at 8% per annum and due on August 19, 2021. The annual interest rate will increase to 22% if in default. The Note is a convertible promissory note. The conversion price equals 61% of the lowest daily volume weighted average price (VWAP) for the common stock during the ten (10) trading day period prior to the conversion date, representing a discount rate of 39%. The Note and accrued interest totaling $86,217 was converted into 683,791 common shares of the Company within the terms of the note during the year ended December 31, 2020.	53,000	(12)
Less: Conversion	(53,000)
	0

Note payable dated June 24, 2020 for $30,000, with interest at 5% per annum and due on September 24, 2020. The Note is unsecured. The Note and accrued interest totaling $ 30,777 was settled by the issuance of 376,704 common shares of the Company. The shares were valued at $0.21 per share based on the market price at the settlement date. Accordingly, the Company recorded a loss on loan settlement of $48,331 during the year ended December 31, 2020.	30,000	(13)
Less: Conversion	(30,000)
	0

Note payable dated July 7, 2020 for $50,000, with interest at 5% per annum and due on July 7, 2021. The Note is unsecured.	$50,000	(14)

Note payable of $53,000 dated August 5, 2020 for cash of $53,000, with interest at 8% per annum and due on November 5, 2021. The annual interest rate will increase to 22% if in default. The Note is a convertible promissory note. The conversion price equals 61% of the lowest daily volume weighted average price (VWAP) for the common stock during the ten (10) trading day period prior to the conversion date, representing a discount rate of 39%. The note, accrued interest and early payment penalty totaling $70,736 was paid during the three months ended March 31, 2021.	53,000	(15)
Less: Repayment	(53,000)
	0

Note payable of $105,000 dated August 11, 2020 for cash of $100,000, net of original issue discount of $5,000, with one-time interest charge of 8% payable and due on May 11, 2021. The outstanding balance of the Note will be increase by 135% if in default. The Note is a convertible promissory note. The conversion price equals the lower of $0.50 per share or 60% of the lowest daily volume weighted average price (VWAP) for the common stock during the ten (10) trading day period prior to the conversion date, representing a discount rate of 40%. The note and accrued interest totaling $111,466 was settled by the issuance of 708,750 common shares of the Company and $50,000 in cash. The note and accrued interest were converted at $0.1614 per share and settled with additional share at $0.45 per shares. Accordingly, the Company recorded a loss on loan settlement of $58,059 during the three months ended March 31, 2021.	105,000	(16)
Less: Repayment	(105,000)
	0

Note payable of $53,000 dated September 14, 2020 for cash of $53,000, with interest at 8% per annum and due on December 14, 2021. The annual interest rate will increase to 22% if in default. The Note is a convertible promissory note. The conversion price equals 61% of the lowest daily volume weighted average price (VWAP) for the common stock during the ten (10) trading day period prior to the conversion date, representing a discount rate of 39%. The note, accrued interest and early payment penalty totaling $70,736 was paid during the three months ended March 31, 2021.	53,000	(17)
Less: Repayment	(53,000)
	0

Note payable to an unrelated party dated September 11, 2020 for $4,000, with no interest and due on demand.	4,000	(18)

Note payable to an unrelated party dated September 16, 2020 for $5,000, with no interest and due on demand.	5,000	(19)

Note payable of $56,750 dated October 12, 2020 for cash of $52,750, with interest at 8% per annum and due on October 12, 2021. The annual interest rate will increase to 24% if in default. The Note is a convertible promissory note. The conversion price equals the lessor of $0.50 per share or 60% of the lowest daily volume weighted average price (VWAP) for the common stock during the ten (10) trading day period prior to the conversion date, representing a discount rate of 40%.	56,750	(20)

Note payable of $138,00 dated November 13, 2020 for cash of $138,000, with interest at 8% per annum and due on November 13, 2021. The annual interest rate will increase to 18% if in default. The Note is a convertible promissory note. The conversion price equals 61% of the lowest daily volume weighted average price (VWAP) for the common stock during the ten (10) trading day period prior to the conversion date, representing a discount rate of 39%. The note, accrued interest and early payment penalty totaling $183,483 was paid during the three months ended March 31, 2021.	138,000	(21)
Less: Repayment	(138,000)
	0

Note payable of $83,500 dated December 2, 2020 for cash of $83,500, with interest at 8% per annum and due on March 2, 2022. The annual interest rate will increase to 22% if in default. The Note is a convertible promissory note. The conversion price equals 61% of the lowest daily volume weighted average price (VWAP) for the common stock during the ten (10) trading day period prior to the conversion date, representing a discount rate of 39%. The note, accrued interest and early payment penalty totaling $104,527 was paid during the three months ended March 31, 2021.	$83,500	(22)
Less: Repayment	(83,500)
	0

Note payable of $425,000 dated January 6, 2021 for cash of $400,000, with interest at 6% per annum and due on January 7, 2022. The annual interest rate will increase to 15% if in default. The Note is a convertible promissory note. The conversion price equals the lessor of $0.50 or 75% of the lowest daily volume weighted average price (VWAP) for the common stock during the seven (7) trading day period prior to the conversion date, representing a discount rate of 25%. The note totaling $300,000 was converted into 1,640,638 common shares of the Company within the terms of the note during the year ended March 31, 2021.	$425,000	(23)
Less: Conversion	(300,000)
	125,000

Note payable of $425,000 dated January 6, 2021 for cash of $400,000, with interest at 6% per annum and due on January 7, 2022. The annual interest rate will increase to 15% if in default. The Note is a convertible promissory note. The conversion price equals the lessor of $0.50 or 75% of the lowest daily volume weighted average price (VWAP) for the common stock during the seven (7) trading day period prior to the conversion date, representing a discount rate of 25%. The note totaling $200,000 was converted into 1,089,910 common shares of the Company within the terms of the note during the year ended March 31, 2021.	$425,000	(24)
Less: Conversion	(200,000)
	225,000

Note payable of $300,000 dated March 30, 2021 for cash of $282,000, with interest at 6% per annum and due on March 30, 2022. The annual interest rate will increase to 15% if in default. The Note is a convertible promissory note. The conversion price equals the lessor of $0.2437 or 75% of the lowest daily volume weighted average price (VWAP) for the common stock during the seven (7) trading day period prior to the conversion date, representing a discount rate of 25%.	$300,000	(25)

Note payable of $300,000 dated March 30, 2021 for cash of $282,000, with interest at 6% per annum and due on March 30, 2022. The annual interest rate will increase to 15% if in default. The Note is a convertible promissory note. The conversion price equals the lessor of $0.2437 or 75% of the lowest daily volume weighted average price (VWAP) for the common stock during the seven (7) trading day period prior to the conversion date, representing a discount rate of 25%.	$300,000	(26)
	$1,105,750
Less: unamortized discount	(959,303)
Total	$146,447
Short term convertible notes, net of discount of $959,303	$87,447
Long-term convertible notes, net of discount of $0	$0
Short-term non-convertible notes – continuing operations	$55,000
Short-term non-convertible notes – discontinued operations	$4,000
Long-term non-convertible notes	$0

Notes payable represents the following at December 31, 2020 and 2019:

Note payable dated May 17, 2019 for $30,000, with interest at 5% per annum and due on April 30, 2020. The Note and accrued interest totaled $31,791 were settled by the issuance of 242,407 common shares of the Company at a price of $0.131 per share. The shares were valued at $0.33 per share based on the market price at the settlement date. Accordingly, the Company recorded loss on loan settlement of $48,203 during the year ended December 31, 2020.	$30,000
Less: Settlement	(30,000)
	0	(1)

Note payable to an individual dated July 8, 2019 for $40,000, with interest at 8% per annum and due on July 8, 2020. The Note is a convertible promissory note. The Note holder has the right to convert all or any portion of the principal amount and accrued interest due on the Note into the shares issued under the Company’s qualified Regulation A offering circular (the “Offering Statement”), at the offering price of such offering ($0.50 per share). The Note is currently past due.	40,000	(2)

Note payable to a financial group dated August 26, 2019 for $75,000, with interest at 12% per annum and due on August 26, 2020. The Note is a convertible promissory note in the event of default. The Note holder has the right to convert all or any portion of the principal amount and accrued interest due on the Note into the shares of the Company at the price equal to 50% of the lowest trading price on the primary trading market on which the Company’s common stock is quoted for the last ten (10) trading days immediately prior to but not including the conversion date.
During the year ended December 31, 2020, principal and accrued interest totaling $86,100 was converted into 713,250 common shares of the Company within the terms of the note.	75,000
Less: conversion	(75,000)
	0	(3)

Note payable dated October 15, 2019 for $75,000, with interest at 10% per annum and due on July 15, 2020. The Note is a convertible promissory note. The Note holder has the right to convert all or any portion of the principal amount and accrued interest due on the Note into the shares under the Offering Statement at the offering price. Furthermore, the Company issued 10,000 shares of the Company’s common stock to the unrelated party investor as further consideration to enter into the loan with the Company. During the year ended December 31, 2020, principal and accrued interest totaling $83,233 was converted into 1,503,883 common shares of the Company within the terms of the note.	75,000
Less: conversion	(75,000)
	0	(4)

Note payable of $78,750 dated October 28, 2019 for cash of $75,000, with interest at 10% per annum and due on October 28, 2020. The Note is a convertible promissory note. The conversion price is equal to the lesser of (i) the price per share of common stock sold to investors in the Offering Statement ($0.50 per share), or (ii) a variable conversion price equal to 60% multiplied by the lowest trading price for the common stock during the ten (10) trading day period ending on the latest completed trading day prior to the conversion date, representing a discount rate of 40%. The Note and accrued interest totaling $84,620 was converted into 1,119,309 common shares of the Company within the terms of the note during the year ended December 31, 2020. Accordingly, the unamortized discount as of the conversion date in the amount of $62,652 was expensed.	78,750
Less: conversion	(78,750)
	0	(5)

Note payable of $78,750 dated October 28, 2019 for cash of $75,000, with interest at 10% per annum and due on October 28, 2020. The Note is a convertible promissory note. The conversion price equals the lesser of (i) the price per share of common stock sold to investors in the Offering Statement ($0.50 per share), or (ii) a variable conversion price equal to 60% multiplied by the lowest trading price for the common stock during the ten (10) trading day period ending on the latest completed trading day prior to the conversion date, representing a discount rate of 40%. The Note and accrued interest totaling $84,529 was converted into 1,080,808 common shares of the Company within the terms of the note during the year ended December 31, 2020. Accordingly, the unamortized discount as of the conversion date in the amount of $57,130 was expensed.	78,750
Less: conversion	(78,750)
	0	(6)

Note payable of $78,750 dated October 28, 2019 for cash of $75,000, with interest at 10% per annum and due on October 28, 2020. The Note is a convertible promissory note. The conversion price equals the lesser of (i) the price per share of common stock sold to investors in the Offering Statement ($0.50 per share), or (ii) a variable conversion price equal to 60% multiplied by the lowest trading price for the common stock during the ten (10) trading day period ending on the latest completed trading day prior to the conversion date, representing a discount rate of 40%. The Note and accrued interest totaling $84,620 was converted into 1,119,309 common shares of the Company within the terms of the note during the year ended December 31, 2020. Accordingly, the unamortized discount as of the conversion date in the amount of $62,652 was expensed.	78,750
Less: conversion	(78,750)
	0	(7)

On October 18, 2019, Legend Nutrition, Inc. (“Legend”), a wholly-owned subsidiary of the Company, entered into an Asset Purchase Agreement with David Morales to acquire all of the assets associated with and related to a retail vitamin, supplements and nutrition store located in McKinney, Texas. Pursuant to the Asset Purchase Agreement, Legend purchased a variety of assets including software, contracts, bank and merchant accounts, products, inventory, computers, security systems and other intellectual properties (the “Assets”). For consideration of the Assets, Legend issued to Mr. Morales a promissory note in the amount of $75,000 bearing an interest rate of five percent (5%) per annum and with a maturity date of one year (October 18, 2020). The Note and accrued interest totaling $ 81,657 was settled by the issuance of 889,979 common shares of the Company. The shares were valued at $0.21 per share based on the market price at the settlement date. Accordingly, the Company recorded a loss on loan settlement of $889,979 during the year ended December 31, 2020.	75,000
Less: Settlement	(75,000)
	0	(8)

Note payable of $157,500 dated February 24, 2020 for cash of $150,000, net of original issue discount of $7,500, with interest at 8% per annum and due on February 24, 2021. The Note is a convertible promissory note. The conversion price equals 60% of the lowest daily volume weighted average price (VWAP) for the common stock during the ten (10) trading day period prior to and including the conversion date, representing a discount rate of 40%. %. The Note and accrued interest totaling $166,362 was converted into 3,071,819 common shares of the Company within the terms of the note during the year ended December 31, 2020.	157,500	(9)
Less: Conversion	(157,500)
	0

Note payable of $88,000 dated April 20, 2020 for cash of $88,000, with interest at 8% per annum and due on April 20, 2021. The annual interest rate will increase to 22% if in default. The Note is a convertible promissory note. The conversion price equals 61% of the lowest daily volume weighted average price (VWAP) for the common stock during the ten (10) trading day period prior to the conversion date, representing a discount rate of 39%. The Note and accrued interest totaling $140,968 was converted into 2,232,298 common shares of the Company within the terms of the note during the year ended December 31, 2020.	88,000	(11)
Less: Conversion	(88,000)
	0

Note payable of $105,000 dated April 30, 2020 for cash of $100,000, net of original issue discount of $5,000, with interest at 8% per annum and due on April 30, 2021. The annual interest rate will increase to 15% if in default. The Note is a convertible promissory note. The conversion price equals the lower of $0.50 per share or 60% of the lowest daily volume weighted average price (VWAP) for the common stock during the ten (10) trading day period prior to the conversion date, representing a discount rate of 40%. The Note and accrued interest totaling $109,200 was converted into 1,511,000 common shares of the Company within the terms of the note during the year ended December 31, 2020.	105,000	(12)
Less: Conversion	(105,000)
	0

Note payable of $53,000 dated May 19, 2020 for cash of $53,000, with interest at 8% per annum and due on August 19, 2021. The annual interest rate will increase to 22% if in default. The Note is a convertible promissory note. The conversion price equals 61% of the lowest daily volume weighted average price (VWAP) for the common stock during the ten (10) trading day period prior to the conversion date, representing a discount rate of 39%. The Note and accrued interest totaling $86,217 was converted into 683,791 common shares of the Company within the terms of the note during the year ended December 31, 2020.	53,000	(11)
Less: Conversion	(53,000)
	0

Note payable dated June 24, 2020 for $30,000, with interest at 5% per annum and due on September 24, 2020. The Note is unsecured. The Note and accrued interest totaling $ 30,777 was settled by the issuance of 376,704 common shares of the Company. The shares were valued at $0.21 per share based on the market price at the settlement date. Accordingly, the Company recorded a loss on loan settlement of $48,331 during the year ended December 31, 2020.	30,000	(14)
Less: Conversion	(30,000)
	0

Note payable dated July 7, 2020 for $50,000, with interest at 5% per annum and due on July 7, 2021. The Note is unsecured.	$50,000	(15)

Note payable of $53,000 dated August 5, 2020 for cash of $53,000, with interest at 8% per annum and due on November 5, 2021. The annual interest rate will increase to 22% if in default. The Note is a convertible promissory note. The conversion price equals 61% of the lowest daily volume weighted average price (VWAP) for the common stock during the ten (10) trading day period prior to the conversion date, representing a discount rate of 39%.	53,000	(16)

Note payable of $105,000 dated August 11, 2020 for cash of $100,000, net of original issue discount of $5,000, with one-time interest charge of 8% payable and due on May 11, 2021. The outstanding balance of the Note will be increase by 135% if in default. The Note is a convertible promissory note. The conversion price equals the lower of $0.50 per share or 60% of the lowest daily volume weighted average price (VWAP) for the common stock during the ten (10) trading day period prior to the conversion date, representing a discount rate of 40%.	105,000	(17)

Note payable of $53,000 dated September 14, 2020 for cash of $53,000, with interest at 8% per annum and due on December 14, 2021. The annual interest rate will increase to 22% if in default. The Note is a convertible promissory note. The conversion price equals 61% of the lowest daily volume weighted average price (VWAP) for the common stock during the ten (10) trading day period prior to the conversion date, representing a discount rate of 39%.	53,000	(18)

Note payable to an unrelated party dated September 11, 2020 for $4,000, with no interest and due on demand.	4,000	(19)

Note payable to an unrelated party dated September 16, 2020 for $5,000, with no interest and due on demand.	5,000	(20)

Note payable of $56,750 dated October 12, 2020 for cash of $52,750, with interest at 8% per annum and due on October 12, 2021. The annual interest rate will increase to 24% if in default. The Note is a convertible promissory note. The conversion price equals the lessor of $0.50 per share or 60% of the lowest daily volume weighted average price (VWAP) for the common stock during the ten (10) trading day period prior to the conversion date, representing a discount rate of 40%.	56,750	(18)

Note payable of $138,00 dated November 13, 2020 for cash of $138,000, with interest at 8% per annum and due on November 13, 2021. The annual interest rate will increase to 18% if in default. The Note is a convertible promissory note. The conversion price equals 61% of the lowest daily volume weighted average price (VWAP) for the common stock during the ten (10) trading day period prior to the conversion date, representing a discount rate of 39%.	138,000	(18)

Note payable of $83,500 dated December 2, 2020 for cash of $83,500, with interest at 8% per annum and due on March 2, 2022. The annual interest rate will increase to 22% if in default. The Note is a convertible promissory note. The conversion price equals 61% of the lowest daily volume weighted average price (VWAP) for the common stock during the ten (10) trading day period prior to the conversion date, representing a discount rate of 39%.	$83,500	(20)
	$588,250
Less: unamortized discount	(449,405)
Total	$138,845
Short term convertible notes, net of discount of $370,923	$74,827
Long-term convertible notes, net of discount of $78,482	$5,018
Short-term non-convertible notes – continuing operations	$55,000
Short-term non-convertible notes – discontinued operations	$4,000
Long-term non-convertible notes	$0

Schedule of Maturities of Long Term Debt	The maturities of long-term debt are as follows:
Year	Amounts
2022	83,500
Total	$83,500